Filed with the Securities and Exchange Commission on October 22, 2026

1933 Act Registration File No. 033-20827

1940 Act Registration File No. 811-05518

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	415	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	420	[	X	]

(Check appropriate box or boxes.)

THE RBB FUND, INC.

(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code: (609) 731-6256

Copies to:

STEVEN PLUMP	JILLIAN L. BOSMANN, ESQUIRE
The RBB Fund, Inc.	Faegre Drinker Biddle & Reath LLP
615 East Michigan Street	One Logan Square, Suite 2000
Milwaukee, Wisconsin 53202	Philadelphia, Pennsylvania 19103-6996

It is proposed that this filing will become effective (check appropriate box)

[		]	immediately upon filing pursuant to paragraph (b)
[	X	]	on November 20, 2026 pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[	X	]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Post-Effective Amendment

Post-Effective Amendment No. 375 (the “Amendment”) was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”) on November 21, 2025, and pursuant to Rule 485(a)(1) would have become effective on January 20, 2026.

Post-Effective Amendment No. 383 was filed pursuant to Rule 485(b)(1)(iii) under the 1933 Act on January 16, 2026 for the sole purpose of extending the date upon which the Amendment was to become effective to February 10, 2026.

Post-Effective Amendment No. 386 was filed pursuant to Rule 485(b)(1)(iii) under the 1933 Act on February 9, 2026 for the sole purpose of extending the date upon which the Amendment was to become effective to March 12, 2026, with respect to F/m US Treasury 30 Year Bond Fund – Institutional Class Shares, F/m US Treasury 20 Year Bond Fund - Institutional Class Shares, F/m US Treasury 10 Year Note Fund - Institutional Class Shares, F/m US Treasury 7 Year Note Fund - Institutional Class Shares, F/m US Treasury 5 Year Note Fund - Institutional Class Shares, F/m US Treasury 3 Year Note Fund - Institutional Class Shares, F/m US Treasury 2 Year Note Fund - Institutional Class Shares, F/m US Treasury 12 Month Bill Fund - Institutional Class Shares, and F/m US Treasury 6 Month Bill Fund - Institutional Class Shares (together, the “Funds”).

Post-Effective Amendment No. 390 was filed pursuant to Rule 485(b)(1)(iii) under the 1933 Act on March 11, 2026 for the sole purpose of extending the date upon which the Amendment was to become effective to April 10, 2026, with respect to the Funds.

Post-Effective Amendment No. 393 was filed pursuant to Rule 485(b)(1)(iii) under the 1933 Act on April 9, 2026 for the sole purpose of extending the date upon which the Amendment was to become effective to May 8, 2026, with respect to the Funds.

Post-Effective Amendment No. 395 was filed pursuant to Rule 485(b)(1)(iii) under the 1933 Act on May 7, 2026 for the sole purpose of extending the date upon which the Amendment was to become effective to June 5, 2026 with respect to the Funds.

Post-Effective Amendment No. 399 was filed pursuant to Rule 485(b)(1)(iii) under the 1933 Act on June 4, 2026 for the sole purpose of extending the date upon which the Amendment was to become effective to July 2, 2026 with respect to the Funds.

Post-Effective Amendment No. 402 was filed pursuant to Rule 485(b)(1)(iii) under the 1933 Act on July 1, 2026 for the sole purpose of extending the date upon which the Amendment was to become effective to July 31, 2026 with respect to the Funds.

Post-Effective Amendment No. 406 was filed pursuant to Rule 485(b)(1)(iii) under the 1933 Act on July 30, 2026 for the sole purpose of extending the date upon which the Amendment was to become effective to August 28, 2026 with respect to the Funds.

Post-Effective Amendment No. 409 was filed pursuant to Rule 485(b)(1)(iii) under the 1933 Act on August 27, 2026 for the sole purpose of extending the date upon which the Amendment was to become effective to September 25, 2026 with respect to the Funds.

Post-Effective Amendment No. 412 was filed pursuant to Rule 485(b)(1)(iii) under the 1933 Act on September 24, 2026 for the sole purpose of extending the date upon which the Amendment was to become effective to October 23, 2026 with respect to the Funds.

This Post-Effective Amendment No. 415 is being filed pursuant to Rule 485(b)(1)(iii) under the 1933 Act for the sole purpose of designating November 20, 2026 as the new date upon which the Amendment shall become effective with respect to the Funds.

This Post-Effective Amendment No. 415 incorporates by reference the information contained in Parts A, B and C of the Amendment with respect to the Funds.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Short Hills and State of New Jersey on the 22nd day of October, 2026.

THE RBB FUND, INC.

By: /s/ Steven Plump
Steven Plump
President

Pursuant to the requirements of the 1933 Act, this Amendment to Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE

/s/ Steven Plump	President (Principal Executive Officer)	October 22, 2026
Steven Plump

/s/ James G. Shaw	Chief Financial Officer (Principal Financial and Accounting Officer)	October 22, 2026
James G. Shaw

*Gregory P. Chandler	Director	October 22, 2026
Gregory P. Chandler

*Lisa A. Dolly	Director	October 22, 2026
Lisa A. Dolly

*Nicholas A. Giordano	Director	October 22, 2026
Nicholas A. Giordano

*Arnold M. Reichman	Director	October 22, 2026
Arnold M. Reichman

*Robert Sablowsky	Director	October 22, 2026
Robert Sablowsky

*Brian T. Shea	Director	October 22, 2026
Brian T. Shea

*Martha Tirinnanzi	Director	October 22, 2026
Martha Tirinnanzi

*By:	/s/ James G. Shaw
James G. Shaw
Attorney-in-Fact

THE RBB FUND, INC.

(the “Company”)

THE RBB FUND TRUST

(the “Trust”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Gregory P. Chandler, hereby constitutes and appoints Jillian L. Bosmann, Edward Paz, Steven Plump, and James G. Shaw his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director/Trustee or officer, or both, of the Company and of the Trust, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the U.S. Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED:	July 9, 2025

/s/ Gregory P. Chandler
Gregory P. Chandler

THE RBB FUND, INC.

(the “Company”)

THE RBB FUND TRUST

(the “Trust”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Lisa A. Dolly, hereby constitutes and appoints Jillian L. Bosmann, Edward Paz, Steven Plump, and James G. Shaw her true and lawful attorneys, to execute in her name, place, and stead, in her capacity as Director/Trustee or officer, or both, of the Company and of the Trust, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the U.S. Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in her name and on her behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as she might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED:	July 9, 2025

/s/ Lisa A. Dolly
Lisa A. Dolly

THE RBB FUND, INC.

(the “Company”)

THE RBB FUND TRUST

(the “Trust”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Nicholas A. Giordano, hereby constitutes and appoints Jillian L. Bosmann, Edward Paz, Steven Plump, and James G. Shaw his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director/Trustee or officer, or both, of the Company and of the Trust, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the U.S. Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED:	July 9, 2025

/s/ Nicholas A. Giordano
Nicholas A. Giordano

THE RBB FUND, INC.

(the “Company”)

THE RBB FUND TRUST

(the “Trust”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Arnold M. Reichman, hereby constitutes and appoints Jillian L. Bosmann, Edward Paz, Steven Plump, and James G. Shaw his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director/Trustee or officer, or both, of the Company and of the Trust, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the U.S. Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED:	July 9, 2025

/s/ Arnold M. Reichman
Arnold M. Reichman

THE RBB FUND, INC.

(the “Company”)

THE RBB FUND TRUST

(the “Trust”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Robert Sablowsky, hereby constitutes and appoints Jillian L. Bosmann, Edward Paz, Steven Plump, and James G. Shaw his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director/Trustee or officer, or both, of the Company and of the Trust, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the U.S. Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED:	July 9, 2025

/s/ Robert Sablowsky
Robert Sablowsky

THE RBB FUND, INC.

(the “Company”)

THE RBB FUND TRUST

(the “Trust”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Brian T. Shea, hereby constitutes and appoints Jillian L. Bosmann, Edward Paz, Steven Plump, and James G. Shaw his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director/Trustee or officer, or both, of the Company and of the Trust, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the U.S. Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED:	July 9, 2025

/s/ Brian T. Shea
Brian T. Shea

THE RBB FUND, INC.

(the “Company”)

THE RBB FUND TRUST

(the “Trust”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Martha A. Tirinnanzi, hereby constitutes and appoints Jillian L. Bosmann, Edward Paz, Steven Plump, and James G. Shaw her true and lawful attorneys, to execute in her name, place, and stead, in her capacity as Director/Trustee or officer, or both, of the Company and of the Trust, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the U.S. Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in her name and on her behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as she might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED:	July 9, 2025

/s/ Martha A. Tirinnanzi
Martha A. Tirinnanzi